Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Expenses By Nature [Abstract]
Summary of Expenses by Nature

The following table shows the expenses by nature for the years ended December 31, 2020, 2019 and 2018 as required by IAS 1.104.

	2020	2019	2018
Changes in inventories	5,776	14,542	6,850
Purchases of raw materials	105,643	122,728	158,172
Purchases of finished products	15,161	16,477	19,419
Services costs	68,613	91,526	107,074
Employee benefits expenses	107,592	129,051	134,622
Depreciation and amortization, net of government grants	22,924	23,487	10,003
Other	13,404	13,396	22,451
Total cost of sales, selling and administrative expenses	339,113	411,207	458,591

Disclosure Of Depreciation And Amortization Explanatory

The following tables show in which caption is included the depreciation and amortization, net of government grants.

	2020	2019	2018
Included in cost of sales
Depreciation of property, plant and equipment	6,846	7,867	7,455
Depreciation of right-of-use assets	3,290	3,842	—
Amortisation of intangible assets	8	14	34
Government grants	(1,192)	(1,463)	(1,061)
Total (a)	8,952	10,260	6,428
Included in selling expenses
Depreciation of property, plant and equipment	2,665	2,721	2,274
Depreciation of right-of-use assets	9,776	9,084	—
Amortisation of intangible assets	—	—	—
Total (b)	12,441	11,805	2,274
Included in administrative expenses
Depreciation of property, plant and equipment	371	381	425
Depreciation of right-of-use assets	310	301	—
Amortisation of intangible assets	899	903	876
Government grants	(49)	(163)	—
Total (c)	1,531	1,422	1,301
Total depreciation and amortization (a+b+c)	22,924	23,487	10,003

Disclosure Of Employee Benefit Expenses Explanatory

The following tables show in which caption is included the employee benefits expenses.

Included in cost of sales	2020	2019	2018
Salaries and wages	48,514	60,756	62,815
Social security contributions	12,138	17,251	18,310
Employees’ leaving entitlement	4,915	3,704	3,827
Other costs	6,370	4,498	4,875
Total (a)	71,937	86,209	89,827
Included in selling expenses
Salaries and wages	15,912	18,736	19,754
Social security contributions	3,059	3,800	4,019
Employees’ leaving entitlement	542	557	350
Other costs	564	689	649
Total (b)	20,077	23,782	24,772
Included in administrative expenses
Salaries and wages	11,272	13,725	14,585
Social security contributions	2,717	3,502	3,638
Employees’ leaving entitlement	605	664	635
Other costs	984	1,169	1,165
Total (c)	15,578	19,060	20,023
Total employee benefits expenses (a+b+c)	107,592	129,051	134,622